9 Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term employee benefits	R$ 4,947	R$ 2,681	R$ 2,103
Share-based compensation plans	13,893	2,161
Total	R$ 18,840	R$ 4,842	R$ 2,103